Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2013
Registrant Name	DREYFUS PREMIER GNMA FUND, INC
Central Index Key	0000762156
Amendment Flag	false
Document Creation Date	Aug. 27, 2013
Document Effective Date	Sep. 01, 2013
Prospectus Date	Sep. 01, 2013
DREYFUS GNMA FUND | Class Z
Risk/Return:
Trading Symbol	DRGMX
DREYFUS GNMA FUND | Class A
Risk/Return:
Trading Symbol	GPGAX
DREYFUS GNMA FUND | Class C
Risk/Return:
Trading Symbol	GPNCX